Allowance for doubtful accounts and credit losses - Additional Information (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Wholesale and other dealer loans USD ($)	Mar. 31, 2011 Wholesale and other dealer loans JPY (¥)
Allowance for doubtful accounts, non-current	$ 387	¥ 32,191	¥ 32,971
Allowance for credit losses, individually evaluated				131	10,885
Impaired finance receivables with specific reserves				$ 363	¥ 30,206